Cover Page	12 Months Ended
Jan. 31, 2023 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jan. 31, 2023
Current Fiscal Year End Date	--01-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39829
Entity Registrant Name	Cognyte Software Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	33 Maskit
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	4673333
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CGNT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	68,842,601
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001824814
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Listings [Line Items]
Contact Personnel Name	David Abadi
Entity Address, Address Line One	33 Maskit
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	4673333
Entity Address, Country	IL
City Area Code	972-9
Local Phone Number	962-2300